Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2015
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Nov. 01, 2016
Document Effective Date	Nov. 01, 2016
Prospectus Date	May 01, 2016
PARAMETRIC COMMODITY STRATEGY FUND | Investor Class
Risk/Return:
Trading Symbol	EAPCX
PARAMETRIC COMMODITY STRATEGY FUND | Institutional Class
Risk/Return:
Trading Symbol	EIPCX